Property, Plant and Equipment (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) Miners	Dec. 31, 2024 USD ($) Miners	Mar. 31, 2024 Miners	Dec. 31, 2024 USD ($) Miners	Dec. 31, 2023 USD ($) Miners	Dec. 31, 2022	Jun. 30, 2022 Miners
Property, Plant and Equipment [Line Items]
Number of mines	32,923	32,923		32,923	1,031	3,784	10,395
Useful life of miners		5 years
Miners remained (in Dollars) | $
Depreciation expense (in Dollars) | $	$ 2,061			$ 137,270	$ 81,455
Top of range [member]
Property, Plant and Equipment [Line Items]
Useful life of miners		5 years	5 years	5 years
Bottom of range [member]
Property, Plant and Equipment [Line Items]
Useful life of miners		3 years	2 years	3 years
M30 [Member]
Property, Plant and Equipment [Line Items]
Number of mines	23,106	23,106		23,106
Assets held for sale				15,226
M31 [Member]
Property, Plant and Equipment [Line Items]
Number of mines	10,329	10,329		10,329
Assets held for sale				9,169
M50 [Member]
Property, Plant and Equipment [Line Items]
Number of mines	2,473	2,473		2,473	2,473
Assets held for sale				532
M53 Miners [Member]
Property, Plant and Equipment [Line Items]
Number of mines	1,943	1,943		1,943
S21 [Member]
Property, Plant and Equipment [Line Items]
Number of mines	3,975	3,975		3,975
S21 Pro [Member]
Property, Plant and Equipment [Line Items]
Number of mines	4,523	4,523		4,523
S21 Hydro Miners [Member]
Property, Plant and Equipment [Line Items]
Number of mines	865	865		865
M20S [Member]
Property, Plant and Equipment [Line Items]
Number of mines					731
M30S [Member]
Property, Plant and Equipment [Line Items]
Number of mines					36,018
M31S [Member]
Property, Plant and Equipment [Line Items]
Number of mines					12,517
Bitmain T21 Miner [Member]
Property, Plant and Equipment [Line Items]
Number of mines			28,000
Acquire miners			19,280
Bitmain S21 Miners [Member]
Property, Plant and Equipment [Line Items]
Acquire miners			3,888
Bitmain S21 Hydro Miners [Member]
Property, Plant and Equipment [Line Items]
Acquire miners			740
Bitmain T21 Miners [Member]
Property, Plant and Equipment [Line Items]
Upgrade bitmain mines		18,853
Bitmain S21 Pro Miners [Member]
Property, Plant and Equipment [Line Items]
Upgrade bitmain mines		18,853
Accelerated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense (in Dollars) | $				$ 146,030	$ 81,455
Accelerated Depreciation [Member] | Older Miners [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense (in Dollars) | $				$ 77,600